Beau Yanoshik

+1.202.373.6133

beau.yanoshik@morganlewis.com

March 23, 2016

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SPDR® Series Trust: Post-Effective Amendment No. 174 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-57793 and 811- 08839)

Ladies and Gentlemen:

On behalf of our client, SPDR® Series Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 174 to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto. This filing is made pursuant to Rule 485(a)(2) under the Securities Act to register two newly created series of the Trust, the SPDR® S&P Hardware ETF and SPDR® S&P Internet ETF.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001